CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Capitalized interest costs	$ 12.0	$ 5.7
Change in due to related party	0.0	(23.7)
Gain on settlement of long term supply agreement	2.0
2019 Federal Income Tax Return
Change in due to related party	1.6
2018 Federal Income Tax Return
Change in due to related party	$ 1.9
Separation Steps
Change in due to related party		$ (4.6)